Leases (Schedule of movements in lease liabilities) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Beginning balance	$ 5,323,965	$ 2,988,542
Addition - business acquisition	867,110	477,608
Additions	867,110	2,120,893
Payments	(657,381)	(263,078)
Ending balance	5,533,694	5,323,965
Current portion	2,672,212	2,934,236
Non-current portion	$ 2,861,482	$ 2,389,729